Formation and Nature of Business - Additional Information (Detail) - shares	May 09, 2022	Dec. 21, 2021	Dec. 10, 2021
Embraer Aircraft Holding Inc [Member] | Subsequent Event [Member]
Transfer of common stock	220,000,000
Ownership Percentage	90.20%
EAH [Member]
Transfer of common stock		220,000,000
Contribution Agreement [Member] | Eve Holdings [Member]
Issuance of common units			1,000
Contribution Agreement [Member] | Embraer Aircraft Holding Inc [Member]
Issuance of common units			1,000